Accounts Receivable, Net	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2024	September 30, 2023
Accounts receivable	$235,855	$52,796
Less: allowance for credit losses	(13,606)	(13,465)
Accounts receivable, net	$222,249	$39,331

Allowance for credit losses movement:

	March 31, 2024	September 30, 2023
Beginning balance	$13,465	$92,086
Recovery	-	(71,681)
Written off	-	(7,263)
Foreign exchange translation effect	141	323
Ending balance	$13,606	$13,465